Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Aggressive Growth	-25.65%	-48.39%	-6.61%	122.83%
Russell Midcap® Growth	-6.31%	-17.15%	29.21%	171.50%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Aggressive Growth	-48.39%	-1.36%	8.34%
Russell Midcap Growth	-17.15%	5.26%	10.50%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Aggressive Growth Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $22,283 - a 122.83% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $27,150 - a 171.50% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the multi-cap growth funds average were -10.65%, -23.06%, 27.21%, and 164.34%, respectively. The one year, five year and 10 year average annual total returns for the multi-cap growth funds average were -23.06%, 4.39%, and 9.74%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Bob Bertelson, Portfolio Manager of Fidelity Aggressive Growth Fund

Q. How did the fund perform, Bob?

A. Not well. For the six months ending May 31, 2002, the fund fell 25.65%, trailing both the Russell Midcap Growth Index and the mid-cap funds average tracked by Lipper Inc., which returned -6.31% and 0.02%, respectively. For the 12 months ending May 31, 2002, the fund fell 48.39%, while the Russell index and Lipper average declined 17.15% and 10.85%, respectively.

Q. Why did the fund trail its benchmarks during the past six months?

A. The fund continued to struggle as investors gave up on higher-growth companies with high valuations and flocked to more familiar names with lower price-to-earnings ratios. Unlike the preceding year and a half when company fundamentals were clearly deteriorating and valuations were excessively high, much of the recent weakness was more psychological, fueled by concerns about corporate accounting scandals, terrorist attacks and geopolitical unrest. Given my cautiousness about the pace of economic recovery amid this uncertain environment, I positioned the fund late in 2001 to try to capture the best earnings growth available. This meant reducing our energy and technology exposure and adding more aggressively to health care, which I felt housed the strongest fundamentals and best earnings growth stories. I also tried to remain opportunistic, picking up good values within tech and other cyclically oriented groups that seemed poised to rebound and rapidly grow earnings as the economy recovers. Unfortunately, investors' time horizons shortened dramatically during the period, causing them to abandon these stories for companies with weaker earnings growth prospects, but at valuation levels more conservative than those we owned. Ultimately, the underperformance of drug and biotechnology stocks dropped the fund's health care exposure back below its weighting in tech.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Could you break down your health care positioning for us?

A. Sure. I focused on three areas: specialty pharmaceutical companies, which tend to be smaller companies with one or two products that allow them to grow rapidly; biotechnology firms with category-leading drugs generating strong earnings growth; and medical device makers, particularly those in the expanding market for cardiac rhythm management. While nearly all of our holdings continued to grow well and meet earnings expectations, earnings problems among the major pharmaceutical companies - which we didn't own - created a very negative psychological backdrop, causing valuations to contract. So, except for a few names that bucked the downtrend, such as specialty drug maker Forest Laboratories, the fund was badly hurt by heavily overweighting quality biotechnology stocks that declined sharply, including IDEC Pharmaceuticals and Millennium Pharmaceuticals.

Q. How about your other sector-level strategies?

A. In tech, I took advantage of price weakness to increase exposure to companies that seemed well-positioned to lead recoveries in their respective industries. I found particular value in enterprise software companies that I believed should benefit from the projects high on customers' spending lists and, thus, be on the leading edge of a tech recovery. However, that recovery stalled, as corporations remained stringent with their budgets given an uncertain economic outlook. The fund suffered from large positions in BEA Systems and VERITAS Software - leaders in application-server and data-storage management, respectively - as both stocks tumbled. Elsewhere, media stock Gemstar-TV Guide dampened performance within the consumer discretionary sector. The interactive television guide company suffered from a slow advertising environment and several concerns I felt were overblown, involving patent litigation, reduced earnings guidance and accounting practices. Conversely, retailing was the lone bright spot. The fund benefited from its focus on "best-of-breed" retailers with powerful business models, such as Kohls and Lowe's, which enjoyed impressive earnings growth as consumers continued to spend despite a weak economy. Williams-Sonoma rode a better mix of products and consumers' increased emphasis on their homes.

Q. What's your outlook?

A. I'm optimistic over the long term. As the economic recovery unfolds and investors' time horizons lengthen, the opportunity for share appreciation in high-growth companies is excellent. If the companies we own - and others that may emerge - can execute and grow earnings rapidly, they could emerge as leaders over the next several years with strong stock price performance to match.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Fund Facts

Goal: seeks capital appreciation

Fund number: 324

Trading symbol: FDEGX

Start date: December 28, 1990

Size: as of May 31, 2002, more than $5.3 billion

Manager: Bob Bertelson, since 2000; manager, Fidelity OTC Portfolio, 1997-2000; Fidelity Convertible Securities Fund, 1996-1997; several Fidelity Select Portfolios, 1992-1996; joined Fidelity in 1991

Bob Bertelson on earnings growth and reason for optimism:

"Earnings growth has always mattered, but my guess is that over the next five to 10 years it will become even more important. I say this because unlike the early 1990s when interest rates were quite high and there was room for them to decline dramatically, there's less opportunity now for falling rates given today's historically low levels. That tells me the likelihood of receiving a substantial boost to equity valuations from lower interest rates is rather small. So, given that this catalyst will be missing, I feel it will be critically important going forward to have companies that are growing earnings, perhaps rapidly, to generate wealth in the stock market. Often, when it seems utterly painful to invest in an individual sector or style - as was the case two years ago with value stocks - it can be a time of great opportunity.

"Despite the terrible performance by high-growth stocks in the past 12 to 24 months, it's apparent that the economy's recovering. It's easy to forget, but 10 years ago we had an economic down cycle, and it was about 12 months after the recession ended that corporate profit growth began to resume. It appears to me that we're exactly on target for a similar kind of recovery this year. This should lead to much better earnings comparisons, particularly for the fast-growing companies we own, in the latter part of 2002 and into 2003."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Kohls Corp.	4.7	2.3
IDEC Pharmaceuticals Corp.	4.5	4.3
BEA Systems, Inc.	3.7	3.9
Best Buy Co., Inc.	3.4	1.1
Forest Laboratories, Inc.	3.2	3.0
Allergan, Inc.	3.0	2.9
Medtronic, Inc.	2.7	1.7
MedImmune, Inc.	2.4	2.0
Lowe's Companies, Inc.	2.2	1.9
Microsoft Corp.	2.2	2.4
	32.0
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.0	30.7
Health Care	32.2	39.9
Consumer Discretionary	17.0	15.1
Industrials	4.5	1.2
Energy	3.3	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 98.8%		Stocks 94.2%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	1.8%	** Foreign investments	2.8%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.0%
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	3,300,000	$ 60,159
Media - 1.8%
Gemstar-TV Guide International, Inc. (a)	9,030,750	85,973
Univision Communications, Inc. Class A (a)	200,000	8,000
		93,973
Multiline Retail - 6.1%
Family Dollar Stores, Inc.	500,000	18,000
JCPenney Co., Inc.	2,402,000	58,753
Kohls Corp. (a)	3,300,000	247,498
		324,251
Specialty Retail - 8.0%
Bed Bath & Beyond, Inc. (a)	1,448,000	49,666
Best Buy Co., Inc. (a)	3,853,875	178,049
Lowe's Companies, Inc.	2,513,500	118,537
PETsMART, Inc. (a)	200,000	3,288
TJX Companies, Inc.	2,100,000	44,289
Williams-Sonoma, Inc. (a)	1,000,000	32,010
		425,839
TOTAL CONSUMER DISCRETIONARY		904,222
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Dean Foods Co. (a)	297,000	10,841
ENERGY - 3.3%
Energy Equipment & Services - 3.3%
BJ Services Co. (a)	300,000	11,256
ENSCO International, Inc.	500,000	16,375
GlobalSantaFe Corp.	746,478	25,194
National-Oilwell, Inc. (a)	500,000	12,770
Noble Corp. (a)	500,000	21,410
Smith International, Inc. (a)	470,200	34,503
Weatherford International, Inc. (a)	1,038,137	52,270
		173,778
HEALTH CARE - 32.2%
Biotechnology - 16.2%
Abgenix, Inc. (a)	3,000,500	38,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	1,800,000	$ 89,784
Cephalon, Inc. (a)	1,086,000	58,188
Genzyme Corp. - General Division (a)	1,200,000	38,436
Gilead Sciences, Inc. (a)	2,100,000	74,886
Human Genome Sciences, Inc. (a)	3,157,980	54,475
IDEC Pharmaceuticals Corp. (a)	5,503,750	236,056
MedImmune, Inc. (a)	3,947,128	128,361
Millennium Pharmaceuticals, Inc. (a)	6,966,778	105,129
Neurocrine Biosciences, Inc. (a)	38,500	1,249
Protein Design Labs, Inc. (a)	3,409,000	38,760
		864,030
Health Care Equipment & Supplies - 5.2%
Biomet, Inc.	1,150,000	32,465
Guidant Corp. (a)	415,030	16,601
Medtronic, Inc.	3,149,846	145,365
St. Jude Medical, Inc. (a)	999,400	84,349
		278,780
Health Care Providers & Services - 2.1%
Andrx Group (a)	1,455,490	62,979
Anthem, Inc.	300,000	21,270
Priority Healthcare Corp. Class B (a)	1,003,100	25,439
		109,688
Pharmaceuticals - 8.7%
Allergan, Inc.	2,550,000	160,905
Barr Laboratories, Inc. (a)	502,800	33,456
Forest Laboratories, Inc. (a)	2,275,000	167,963
ImClone Systems, Inc. (a)	1,521,970	14,702
King Pharmaceuticals, Inc. (a)	3,130,000	84,667
		461,693
TOTAL HEALTH CARE		1,714,191
INDUSTRIALS - 4.5%
Airlines - 0.9%
Southwest Airlines Co.	3,000,000	51,090
Commercial Services & Supplies - 3.6%
Concord EFS, Inc. (a)	1,900,000	59,413
DeVry, Inc. (a)	500,000	13,490
First Data Corp.	400,000	31,680
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	600,500	$ 24,897
Paychex, Inc.	79,400	2,751
Robert Half International, Inc. (a)	2,350,000	57,998
		190,229
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
TOTAL INDUSTRIALS		241,319
INFORMATION TECHNOLOGY - 38.8%
Communications Equipment - 7.8%
Brocade Communications System, Inc. (a)	4,007,000	78,738
CIENA Corp. (a)	1,322,339	7,484
Cisco Systems, Inc. (a)	4,500,000	71,010
Enterasys Networks, Inc. (a)	5,785,000	9,892
Juniper Networks, Inc. (a)	6,150,000	57,011
Lucent Technologies, Inc.	19,019,755	88,442
McDATA Corp. Class B (a)	45,000	404
Polycom, Inc. (a)	2,299,900	44,043
QUALCOMM, Inc. (a)	500,000	15,820
Redback Networks, Inc. (a)(c)	10,365,200	21,456
Tellium, Inc.	4,589,042	7,204
UTStarcom, Inc. (a)	500,000	11,125
		412,629
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	1,958,000	52,572
Network Appliance, Inc. (a)	207,600	2,701
		55,273
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	301,100	7,940
AU Optronics Corp. sponsored ADR	2,000,000	23,600
Photon Dynamics, Inc. (a)	101,500	4,099
Sanmina-SCI Corp. (a)	2,000,000	23,000
		58,639
Internet Software & Services - 4.8%
Check Point Software Technologies Ltd. (a)	1,500,000	24,390
Openwave Systems, Inc. (a)	4,170,272	25,063
Overture Services, Inc. (a)	1,900,000	36,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vignette Corp. (a)	7,918,694	$ 16,629
Vitria Technology, Inc. (a)(c)	8,116,000	9,983
webMethods, Inc. (a)(c)	5,039,972	45,612
Yahoo!, Inc. (a)	5,908,600	94,656
		253,098
Semiconductor Equipment & Products - 10.6%
Advanced Micro Devices, Inc. (a)	5,050,000	57,722
Altera Corp. (a)	500,000	9,015
Analog Devices, Inc. (a)	1,000,000	36,620
Applied Materials, Inc. (a)	1,000,000	22,180
Atmel Corp. (a)	3,000,000	24,660
Credence Systems Corp. (a)	500,000	9,475
Cypress Semiconductor Corp. (a)	522,100	10,405
Integrated Device Technology, Inc. (a)	2,415,500	61,450
International Rectifier Corp. (a)	892,900	41,940
Intersil Corp. Class A (a)	2,120,000	50,922
Kulicke & Soffa Industries, Inc. (a)	500,000	7,300
LSI Logic Corp. (a)	2,000,000	22,800
Microchip Technology, Inc. (a)	2,250,000	67,275
NVIDIA Corp. (a)	2,186,540	73,162
PMC-Sierra, Inc. (a)	1,000,000	14,220
Silicon Image, Inc. (a)	500,000	4,125
Silicon Laboratories, Inc. (a)	197,267	4,711
Teradyne, Inc. (a)	500,000	13,540
Xilinx, Inc. (a)	1,000,000	35,260
		566,782
Software - 13.5%
Adobe Systems, Inc.	505,800	18,259
BEA Systems, Inc. (a)	18,348,850	197,434
BMC Software, Inc. (a)	841,700	14,233
Cadence Design Systems, Inc. (a)	500,000	9,630
Electronic Arts, Inc. (a)	400,000	25,600
Informatica Corp. (a)	1,887,500	16,931
Legato Systems, Inc. (a)	866,500	5,424
Mercury Interactive Corp. (a)	900,000	30,474
Microsoft Corp. (a)	2,299,400	117,062
NetIQ Corp. (a)	2,454,797	56,755
Network Associates, Inc. (a)	2,796,800	54,118
Numerical Technologies, Inc. (a)	1,135,800	8,973
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	3,219,900	$ 66,105
Peregrine Systems, Inc. (a)(c)	11,848,209	16,351
TIBCO Software, Inc. (a)	500,000	2,975
VERITAS Software Corp. (a)	3,400,000	77,078
		717,402
TOTAL INFORMATION TECHNOLOGY		2,063,823
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.3%
Qwest Communications International, Inc.	6,988,600	36,061
TeraBeam Networks (d)	66,400	17
WorldCom, Inc. - WorldCom Group	19,000,000	31,540
		67,618
Wireless Telecommunication Services - 1.4%
Nextel Communications, Inc. Class A (a)	8,550,000	41,553
Sprint Corp. - PCS Group Series 1 (a)	3,500,000	36,540
		78,093
TOTAL TELECOMMUNICATION SERVICES		145,711
TOTAL COMMON STOCKS (Cost $7,531,666)		5,253,885
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	96,800	97
Procket Networks, Inc. Series C (d)	1,544,677	3,089
		3,186
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		3,186
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	773,993	$ 4,257
TOTAL PREFERRED STOCKS (Cost $26,924)		7,443
Convertible Bonds - 0.1%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Peregrine Systems, Inc. 5.5% 11/15/07 (Cost $4,310)	$ 10,000	5,400
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.85% (b)	60,697,031	60,697
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	149,426,200	149,426
TOTAL MONEY MARKET FUNDS (Cost $210,123)		210,123
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $7,773,023)		5,476,851
NET OTHER ASSETS - (2.8)%		(150,957)
NET ASSETS - 100%		$ 5,325,894
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Chorum Technologies Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 2/9/01	$ 15,255
TeraBeam Networks	4/7/00	$ 249
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,787,108,000 and $3,686,263,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $455,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,460,000 or 0.1% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $7,975,825,000. Net unrealized depreciation aggregated $2,498,974,000, of which $336,794,000 related to appreciated investment securities and $2,835,768,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $8,287,843,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $810,839,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $141,290) (cost $7,773,023) - See accompanying schedule		$ 5,476,851
Receivable for investments sold		5,992
Receivable for fund shares sold		9,485
Dividends receivable		302
Interest receivable		154
Redemption fees receivable		5
Other receivables		49
Total assets		5,492,838
Liabilities
Payable for investments purchased	$ 5,438
Payable for fund shares redeemed	10,405
Accrued management fee	717
Other payables and accrued expenses	958
Collateral on securities loaned, at value	149,426
Total liabilities		166,944
Net Assets		$ 5,325,894
Net Assets consist of:
Paid in capital		$ 18,261,687
Accumulated net investment (loss)		(13,464)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,626,157)
Net unrealized appreciation (depreciation) on investments		(2,296,172)
Net Assets, for 377,151 shares outstanding		$ 5,325,894
Net Asset Value, offering price and redemption price per share ($5,325,894 ÷ 377,151 shares)		$ 14.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 3,797
Interest		2,120
Security lending		178
Total income		6,095
Expenses
Management fee Basic fee	$ 20,484
Performance adjustment	(12,339)
Transfer agent fees	12,305
Accounting and security lending fees	371
Non-interested trustees' compensation	31
Custodian fees and expenses	82
Registration fees	28
Audit	35
Legal	25
Miscellaneous	316
Total expenses before reductions	21,338
Expense reductions	(1,779)	19,559
Net investment income (loss)		(13,464)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($296,496) on sales of investments in affiliated issuers)	(1,322,748)
Foreign currency transactions	(13)
Total net realized gain (loss)		(1,322,761)
Change in net unrealized appreciation (depreciation) on: Investment securities	(535,671)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(535,659)
Net gain (loss)		(1,858,420)
Net increase (decrease) in net assets resulting from operations		$ (1,871,884)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,464)	$ (66,760)
Net realized gain (loss)	(1,322,761)	(8,225,908)
Change in net unrealized appreciation (depreciation)	(535,659)	1,973,873
Net increase (decrease) in net assets resulting from operations	(1,871,884)	(6,318,795)
Distributions to shareholders from net realized gain	-	(2,268,881)
Share transactions Net proceeds from sales of shares	803,244	2,758,418
Reinvestment of distributions	-	2,226,381
Cost of shares redeemed	(1,048,295)	(3,567,592)
Net increase (decrease) in net assets resulting from share transactions	(245,051)	1,417,207
Redemption fees	1,128	4,686
Total increase (decrease) in net assets	(2,115,807)	(7,165,783)
Net Assets
Beginning of period	7,441,701	14,607,484
End of period (including accumulated net investment loss of $13,464 and $0, respectively)	$ 5,325,894	$ 7,441,701
Other Information Shares
Sold	47,395	105,040
Issued in reinvestment of distributions	-	61,947
Redeemed	(62,166)	(139,089)
Net increase (decrease)	(14,771)	27,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.99	$ 40.13	$ 53.05	$ 29.86	$ 29.68	$ 26.37
Income from Investment Operations
Net investment income (loss) D	(.03)	(.17)	(.32)	(.23)	(.18)	(.17)
Net realized and unrealized gain (loss)	(4.84)	(14.72)	(8.03)	26.12	6.44	3.79
Total from investment operations	(4.87)	(14.89)	(8.35)	25.89	6.26	3.62
Distributions from net realized gain	-	(6.26)	(4.61)	(2.72)	(6.08)	(.32)
Redemption fees added to paid in capital D	-	.01	.04	.02	-	.01
Net asset value, end of period	$ 14.12	$ 18.99	$ 40.13	$ 53.05	$ 29.86	$ 29.68
Total Return B,C	(25.65)%	(44.42)%	(17.94)%	93.91%	27.89%	13.98%
Ratios to Average Net Assets E
Expenses before expense reductions	.66% A	.97%	.91%	.99%	1.08%	1.09%
Expenses net of voluntary waivers, if any	.66% A	.97%	.91%	.99%	1.08%	1.09%
Expenses net of all reductions	.60% A	.92%	.89%	.97%	1.05%	1.05%
Net investment income (loss)	(.41)% A	(.64)%	(.55)%	(.58)%	(.67)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,326	$ 7,442	$ 14,607	$ 11,583	$ 2,511	$ 1,978
Portfolio turnover rate	117% A	118%	176%	186%	199%	212%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .38% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,891 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,693 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $84, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
NetlQ Corp.	$ -	$ 39,212	$ -	$ -
Optimal Robotics Corp. Class A	-	13,005	-	-
Peregrine Systems, Inc.	9,959	-	-	16,351
Redback Network, Inc.	7,886	-	-	21,456
Vignette Corp.	-	255,028	-	-
Vitria Technology, Inc.	4,335	-	-	9,983
webMethods, Inc.	10,703	46,088	-	45,612
TOTALS	$ 32,883	$ 353,333	$ -	$ 93,402

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

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Scottsdale, AZ

California

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Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

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Denver, CO

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Connecticut

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New Haven, CT

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Delaware

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Florida

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Naples, FL

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Sarasota, FL

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Georgia

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Atlanta, GA

1000 Abernathy Road
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Illinois

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Chicago, IL

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Wilmette, IL

Indiana

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Kansas

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Maine

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Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

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New York, NY

350 Park Avenue
New York, NY

North Carolina

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Charlotte, NC

Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
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Oregon

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Pennsylvania

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Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

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Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2002

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-16.50%	-24.90%	45.27%	232.53%
Russell 3000® Growth	-12.30%	-20.49%	11.67%	144.26%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-24.90%	7.75%	12.77%
Russell 3000 Growth	-20.49%	2.23%	9.34%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $33,253 - a 232.53% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,426 - a 144.26% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap growth funds average were -10.65%, -23.06%, 27.21%, and 164.34%, respectively; and the one year, five year, and 10 year average annual total returns were -23.06%, 4.39%, and 9.74%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth Company Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended May 31, 2002, the fund was down 16.50%. In comparison, the Russell 3000 Growth Index fell 12.30%. The fund also compares its performance to the growth funds average tracked by Lipper Inc., which fell 6.67%. For the 12-month period ending May 31, 2002, the fund was down 24.90%, while the Russell index and peer group average fell 20.49% and 16.35%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. Our underperformance came principally from the fund's higher exposure to biotechnology and drug discovery stocks that performed poorly during the past six months. The uncertain economic environment caused many equity investors to favor lower-valued stocks with stable current earnings growth, as opposed to the high-growth potential in the biotechnology sector. Further, some setbacks in the U.S. drug approval process for three of the fund's holdings rippled across the entire sector. First, the Food and Drug Administration (FDA) refused to accept an application by ImClone Systems for its promising colorectal cancer drug, causing subsequent delays for the drug's market penetration. Second, the FDA did not approve Sepracor's allergy treatment, Soltara, which devalued the company's product pipeline. Third, the FDA rejected an application for approval of a drug to treat male sexual dysfunction being developed by ICOS. Those individual setbacks reflect an overall trend by the FDA to take a more cautious stance in approving new drugs - a factor that hurt biotech stock performance. Elsewhere in the sector, health care equipment provider Applera Corp. - Applied Biosystems Group, another top detractor, had disappointing sales as its customers cut back on research and development spending. Despite their drag on the fund's short-term return, however, I remained optimistic about the long-term prospects for our holdings in this area. Outside of biotech, our positions in software makers PeopleSoft and BEA Systems suffered from a weak corporate information technology environment.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were the primary reasons you remained optimistic about selected biotech stocks?

A. Valuations remained historically low in comparison to cash levels, current sales of existing products and the strength of various product pipelines. These companies are trying to address many unmet medical needs - challenges that won't be fulfilled overnight, or in six-to-12 months for that matter - and I was willing to remain patient for the results of those efforts to unfold. Finally, some biotechnology companies are seen as attractive acquisition candidates for large pharma-ceutical companies currently facing drug patent expirations and that need additional sources of revenue to sustain their earnings growth. Further acquisition activity could provide some additional valuation support for these companies.

Q. What strategies worked out well?

A. Good stock selection and a significant underweighting in poor-performing capital goods stocks was helpful. In particular, an out-of-benchmark position in strong-performer John Deere and an underweighting in industrial conglomerate General Electric made a positive contribution to our relative return. Maintaining a higher percentage of consumer durable and apparel stocks than the index also benefited the fund, as consumer spending remained relatively strong and holdings such as Coach and NIKE performed well. Underweighting many poor-performing, large-cap technology stocks, including Oracle, EMC and Cisco Systems, also proved to be a good decision. Lastly, investors were attracted to the consistent earnings growth of consumer nondurables, such as fund holdings Gillette and Philip Morris.

Q. What's your outlook, Steve?

A. The economy seems to be moving forward in an inconsistent pattern - two steps forward, one step back. That pattern is partly due to the ongoing strength in consumer spending, which has been offset by the corporate sector's reluctance to boost capital spending due to current pressures on profitability. What's more, the existing political uncertainty and unrest in the world, due to fears of future terrorist attacks, hang like a dark cloud over the economy and the equity markets. That said, there are opportunities, and I continue to focus on individual, bottom-up stock picking to identify companies with strong product cycles. Furthermore, in this volatile equity market environment, I've been more apt to take profits sooner in holdings that have appreciated than I've done in the past.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks of companies with above-average growth potential

Fund number: 025

Trading symbol: FDGRX

Start date: January 17, 1983

Size: as of May 31, 2002, more than $18.9 billion

Manager: Steven Wymer, since 1997; manager, Fidelity Dividend Growth Fund, 1995-1997; several Fidelity Select Portfolios, 1990-1994; joined Fidelity in 1989

3

Steve Wymer on wireless stocks:

"Many high-growth areas of the market, such as technology, remain under pressure, but one area that holds some promise is the wireless communications area. Although the industry has its troubles, such as intense competition, I've been monitoring it for a number of reasons. First, the industry is growing. Studies show that people now are making more calls from their wireless phones and less from their home wire line phones than ever before. This switch in calling habits is partly due to the more competitive rates offered by wireless service providers, which has closed the pricing gap between the two types of phone services. Additionally, the wireless industry is in the middle of an ongoing technology transition to more efficient transmission of complex data at higher speeds. This transition should lead to new services in the U.S. - including multimedia messaging, global positioning satellite services and colored handset displays - similar to those currently being offered overseas, and could boost revenues for service providers. Further, wireless stocks recently went through a period of poor performance, which reduced their valuations to more attractive levels. The industry also is likely to benefit from consolidation over time. While it appears to be early in the wireless industry's transition to higher-speed data, I believe these factors highlight the industry's growth potential."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.8	5.5
Intel Corp.	2.5	2.5
JCPenney Co., Inc.	2.2	2.3
Gillette Co.	2.2	2.0
National Semiconductor Corp.	1.8	1.3
Philip Morris Companies, Inc.	1.7	0.7
The Coca-Cola Co.	1.6	1.2
Home Depot, Inc.	1.6	1.6
Fannie Mae	1.5	0.9
Wal-Mart Stores, Inc.	1.5	1.4
	21.4
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	31.5
Health Care	21.6	28.1
Consumer Discretionary	17.9	17.1
Consumer Staples	9.6	6.8
Industrials	7.9	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 99.5%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	3.1%	** Foreign investments	2.5%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.3%
Goodyear Tire & Rubber Co.	2,460,000	$ 53,923
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc. (a)	2,620,000	87,901
California Pizza Kitchen, Inc. (a)	360,000	8,273
Cheesecake Factory, Inc. (a)	205,000	7,825
Krispy Kreme Doughnuts, Inc. (a)	700,000	26,530
McDonald's Corp.	5,960,200	178,448
Starbucks Corp. (a)	624,200	15,156
Yum! Brands, Inc. (a)	35,000	2,237
		326,370
Household Durables - 0.5%
Newell Rubbermaid, Inc.	325,000	11,099
Tupperware Corp. (c)	3,474,600	76,893
		87,992
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	5,895,000	107,466
eBay, Inc. (a)	300,000	16,563
USA Interactive (a)	101,000	2,879
		126,908
Media - 2.8%
AOL Time Warner, Inc. (a)	11,503,150	215,109
General Motors Corp. Class H (a)	775,000	11,300
Liberty Media Corp. Class A (a)	13,385,000	161,289
Pixar (a)	150,000	6,300
TMP Worldwide, Inc. (a)	2,955,300	79,823
Viacom, Inc. Class B (non-vtg.) (a)	591,977	28,983
Walt Disney Co.	1,636,500	37,492
		540,296
Multiline Retail - 5.0%
Costco Wholesale Corp. (a)	535,800	21,041
JCPenney Co., Inc. (c)	17,326,900	423,816
Kohls Corp. (a)	1,650,000	123,750
Target Corp.	2,145,000	88,910
Wal-Mart Stores, Inc.	5,326,200	288,147
		945,664
Specialty Retail - 4.2%
AnnTaylor Stores Corp. (a)	1,869,550	53,245
Bed Bath & Beyond, Inc. (a)	449,200	15,408
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CDW Computer Centers, Inc. (a)	255,000	$ 13,298
Gap, Inc.	1,567,825	22,843
Home Depot, Inc.	7,136,150	297,506
Linens 'N Things, Inc. (a)(c)	2,734,600	83,952
Lowe's Companies, Inc.	1,925,400	90,802
Staples, Inc. (a)	9,237,068	194,717
The Limited, Inc.	960,000	20,150
		791,921
Textiles, Apparel & Lux. Goods - 2.7%
Adidas-Salomon AG	1,170,000	95,202
Coach, Inc. (a)(c)	4,412,900	230,618
NIKE, Inc. Class B	3,602,000	193,608
		519,428
TOTAL CONSUMER DISCRETIONARY		3,392,502
CONSUMER STAPLES - 9.6%
Beverages - 2.9%
Coca-Cola Enterprises, Inc.	1,380,000	30,015
PepsiCo, Inc.	3,981,640	206,966
The Coca-Cola Co.	5,442,500	302,385
		539,366
Food & Drug Retailing - 0.3%
Albertson's, Inc.	70,000	2,462
CVS Corp.	1,758,890	56,337
		58,799
Food Products - 1.2%
Archer-Daniels-Midland Co.	11,794,031	171,603
Dean Foods Co. (a)	50,000	1,825
Kraft Foods, Inc. Class A	349,600	15,036
Tyson Foods, Inc. Class A	1,641,657	24,231
Wm. Wrigley Jr. Co.	125,000	7,164
		219,859
Household Products - 0.9%
Colgate-Palmolive Co.	475,000	25,745
Kimberly-Clark Corp.	1,031,600	66,971
Procter & Gamble Co.	957,800	85,771
		178,487
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 2.6%
Avon Products, Inc.	1,490,000	$ 78,896
Gillette Co.	11,829,596	420,779
		499,675
Tobacco - 1.7%
Philip Morris Companies, Inc.	5,483,380	313,924
TOTAL CONSUMER STAPLES		1,810,110
ENERGY - 4.3%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	5,827,500	213,578
Diamond Offshore Drilling, Inc.	750,000	25,298
Schlumberger Ltd. (NY Shares)	4,702,700	242,847
Weatherford International, Inc. (a)	753,791	37,953
		519,676
Oil & Gas - 1.6%
Anadarko Petroleum Corp.	1,839,600	93,360
Conoco, Inc.	1,500,629	40,337
Devon Energy Corp.	1,000,000	52,250
EOG Resources, Inc.	1,200,000	49,200
Newfield Exploration Co. (a)	26,500	956
Noble Energy, Inc.	425,000	16,218
Premcor, Inc.	1,851,000	49,792
		302,113
TOTAL ENERGY		821,789
FINANCIALS - 5.9%
Banks - 1.3%
Bank One Corp.	2,490,000	101,169
FleetBoston Financial Corp.	450,000	15,858
NetBank, Inc. (a)	737,504	9,794
Synovus Financial Corp.	1,976,900	52,684
U.S. Bancorp, Delaware	874,256	20,676
Wells Fargo & Co.	750,000	39,300
		239,481
Diversified Financials - 3.6%
American Express Co.	647,548	27,527
Charles Schwab Corp.	9,858,375	119,188
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.	1,040,197	$ 44,916
Fannie Mae	3,624,300	289,980
Freddie Mac	2,825,350	185,202
Investment Technology Group, Inc. (a)	505,000	18,382
		685,195
Insurance - 1.0%
Allstate Corp.	650,000	25,012
American International Group, Inc.	1,713,750	114,770
Prudential Financial, Inc.	1,763,000	60,806
		200,588
TOTAL FINANCIALS		1,125,264
HEALTH CARE - 21.6%
Biotechnology - 10.2%
Abgenix, Inc. (a)(c)	5,815,500	75,020
Alexion Pharmaceuticals, Inc. (a)(c)	1,809,740	28,485
Amgen, Inc. (a)	3,985,000	189,806
Applera Corp. - Celera Genomics Group (a)	7,052,048	101,902
Biogen, Inc. (a)	75,000	3,741
Celgene Corp. (a)(c)	7,547,730	135,859
CuraGen Corp. (a)	300,000	2,427
CV Therapeutics, Inc. (a)(c)	1,742,433	33,385
EntreMed, Inc. (a)(c)	1,543,802	8,954
Exelixis, Inc. (a)	2,417,000	18,732
Genentech, Inc. (a)	255,400	9,067
Geneprot, Inc. (d)	1,373,363	15,107
Gilead Sciences, Inc. (a)	3,670,000	130,872
Human Genome Sciences, Inc. (a)(c)	7,820,010	134,895
ICOS Corp. (a)	1,584,480	35,667
IDEC Pharmaceuticals Corp. (a)	244,164	10,472
Immunex Corp. (a)	426,300	10,760
Immunomedics, Inc. (c)	4,781,700	55,946
MedImmune, Inc. (a)	2,362,800	76,838
Millennium Pharmaceuticals, Inc. (a)	13,149,477	198,426
Myriad Genetics, Inc. (a)	925,000	20,618
Neurocrine Biosciences, Inc. (a)	1,098,908	35,638
OSI Pharmaceuticals, Inc. (a)(c)	3,612,530	109,785
Regeneron Pharmaceuticals, Inc. (a)(c)	3,887,000	64,217
Sepracor, Inc. (a)(c)	7,781,760	91,124
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Tanox, Inc. (a)(c)	2,486,500	$ 29,515
Transkaryotic Therapies, Inc. (a)(c)	3,434,188	129,847
Tularik, Inc. (a)(c)	3,905,000	36,356
Vertex Pharmaceuticals, Inc. (a)(c)	7,470,387	147,391
		1,940,852
Health Care Equipment & Supplies - 2.6%
Applera Corp. - Applied Biosystems Group	3,737,800	68,028
Baxter International, Inc.	3,010,000	161,637
Boston Scientific Corp. (a)	2,379,000	66,255
Cerus Corp. (a)(c)	970,500	41,955
Medtronic, Inc.	2,124,964	98,067
Thoratec Corp. (a)	2,015,000	19,163
Zimmer Holdings, Inc. (a)	730,970	25,569
		480,674
Health Care Providers & Services - 2.9%
Andrx Group (a)	468,200	20,259
Cardinal Health, Inc.	294,957	19,603
Caremark Rx, Inc. (a)	250,000	4,835
CIGNA Corp.	285,000	30,224
Covance, Inc. (a)	381,000	6,953
Health Management Associates, Inc. Class A (a)	1,325,000	27,282
Laboratory Corp. of America Holdings (a)	1,290,000	63,275
McKesson Corp.	1,450,000	54,375
Quest Diagnostics, Inc. (a)	945,000	82,612
Quintiles Transnational Corp. (a)	1,290,000	18,331
UnitedHealth Group, Inc.	1,656,400	150,401
WebMD Corp. (a)	6,530,700	42,580
Wellpoint Health Networks, Inc. (a)	325,000	24,102
		544,832
Pharmaceuticals - 5.9%
Abbott Laboratories	2,940,200	139,660
Allergan, Inc.	500,000	31,550
Barr Laboratories, Inc. (a)	1,112,300	74,012
Bristol-Myers Squibb Co.	1,209,700	37,646
Forest Laboratories, Inc. (a)	160,000	11,813
GlaxoSmithKline PLC sponsored ADR	450,000	18,338
ImClone Systems, Inc. (a)(c)	4,419,307	42,691
Johnson & Johnson	1,388,200	85,166
Merck & Co., Inc.	2,809,800	160,440
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
NPS Pharmaceuticals, Inc. (a)(c)	2,993,200	$ 57,619
Pfizer, Inc.	7,775,000	269,015
Schering-Plough Corp.	2,153,000	56,947
Scios, Inc. (a)	1,425,000	35,981
Wyeth	1,875,000	104,063
		1,124,941
TOTAL HEALTH CARE		4,091,299
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.7%
Boeing Co.	925,000	39,451
L-3 Communications Holdings, Inc. (a)	2,229,900	140,707
Lockheed Martin Corp.	2,090,100	129,691
Raytheon Co.	4,390,000	194,038
		503,887
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	629,800	38,027
Airlines - 2.0%
Alaska Air Group, Inc. (a)(c)	2,040,800	56,836
JetBlue Airways Corp.	351,292	15,562
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	3,230,000	18,044
sponsored ADR (a)	1,066,800	32,655
SkyWest, Inc. (c)	4,559,400	106,234
Southwest Airlines Co.	8,941,763	152,278
		381,609
Commercial Services & Supplies - 0.2%
Automatic Data Processing, Inc.	350,800	18,214
Cendant Corp. (a)	310,000	5,667
First Data Corp.	150,000	11,880
Per-Se Technologies, Inc. warrants 7/8/03 (a)	38,410	2
Sabre Holdings Corp. Class A (a)	250,000	9,850
		45,613
Industrial Conglomerates - 1.8%
3M Co.	710,000	89,055
General Electric Co.	8,400,000	261,576
		350,631
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.0%
Caterpillar, Inc.	450,000	$ 23,522
Cummins, Inc.	375,000	13,804
Deere & Co.	3,129,900	147,105
		184,431
TOTAL INDUSTRIALS		1,504,198
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 2.7%
Adaptec, Inc.	1,290,000	16,731
Brocade Communications System, Inc. (a)	243,800	4,791
Cisco Systems, Inc. (a)	11,442,200	180,558
Extreme Networks, Inc. (a)	524,600	5,917
Finisar Corp. (a)(c)	13,845,000	36,011
Harris Corp.	682,000	25,718
JDS Uniphase Corp. (a)	116,736	410
NMS Communications Corp. (a)(c)	3,359,798	11,927
Nokia Corp. sponsored ADR	175,000	2,429
Polycom, Inc. (a)	1,970,000	37,726
Powerwave Technologies, Inc. (a)	235,000	2,493
Proxim Corp. Class A (a)	5,099,746	16,574
QUALCOMM, Inc. (a)	5,390,000	170,540
Research in Motion Ltd. (a)	77,300	1,164
Sonus Networks, Inc. (a)	1,288,270	2,641
		515,630
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	1,675,000	39,028
Dell Computer Corp. (a)	10,455,600	280,733
International Business Machines Corp.	1,049,800	84,456
Lexmark International, Inc. Class A (a)	201,900	12,609
Network Appliance, Inc. (a)(c)	19,597,208	254,960
Sun Microsystems, Inc. (a)	1,491,500	10,276
		682,062
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	2,557,300	67,436
Symbol Technologies, Inc.	2,535,000	21,725
		89,161
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	6,370,670	102,058
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.0%
Affiliated Computer Services, Inc. Class A (a)	56,000	$ 3,116
Office Electronics - 0.0%
IKON Office Solutions, Inc.	866,600	8,103
Semiconductor Equipment & Products - 10.8%
Advanced Micro Devices, Inc. (a)	900,000	10,287
Altera Corp. (a)	1,909,400	34,426
Analog Devices, Inc. (a)	3,938,000	144,210
Applied Materials, Inc. (a)	4,210,400	93,387
Applied Micro Circuits Corp. (a)	115,000	707
ASML Holding NV (NY Shares) (a)	1,920,000	35,597
Cypress Semiconductor Corp. (a)	2,827,950	56,361
Integrated Circuit Systems, Inc. (a)	777,600	16,205
Integrated Device Technology, Inc. (a)	356,500	9,069
Intel Corp.	17,341,800	478,981
KLA-Tencor Corp. (a)	1,225,000	63,859
Linear Technology Corp.	625,800	23,311
LSI Logic Corp. (a)	770,000	8,778
Maxim Integrated Products, Inc. (a)	30,400	1,398
Micron Technology, Inc. (a)	1,141,800	26,924
MIPS Technologies, Inc.:
Class A (a)(c)	1,893,100	13,441
Class B (a)(c)	1,918,127	12,851
National Semiconductor Corp. (a)(c)	11,194,602	343,674
NVIDIA Corp. (a)	150,000	5,019
O2Micro International Ltd. (a)(c)	3,793,590	53,490
Power Integrations, Inc. (a)(c)	1,712,500	38,617
Silicon Image, Inc. (a)	335,000	2,764
Silicon Laboratories, Inc. (a)(c)	4,345,143	103,762
Simplex Solutions, Inc. (c)	905,000	15,430
Texas Instruments, Inc.	7,706,000	220,931
Virage Logic Corp. (a)(c)	1,690,776	21,405
Xilinx, Inc. (a)	5,946,000	209,656
		2,044,540
Software - 10.4%
Adobe Systems, Inc.	3,177,400	114,704
Avant! Corp. (a)	960,000	17,923
BEA Systems, Inc. (a)(c)	25,060,072	269,646
Borland Software Corp. (a)	3,233,300	30,943
Cerner Corp. (a)(c)	3,539,100	192,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Eclipsys Corp. (a)(c)	4,433,100	$ 65,743
Macromedia, Inc. (a)	941,300	20,897
Magma Design Automation, Inc.	1,204,700	20,480
Mercury Interactive Corp. (a)	990,000	33,521
Microsoft Corp. (a)	17,725,000	902,371
Nassda Corp.	25,000	476
Oracle Corp. (a)	590,000	4,673
PeopleSoft, Inc. (a)	7,844,628	161,050
Rational Software Corp. (a)	3,210,000	36,530
Red Hat, Inc. (a)	3,158,200	15,191
Symantec Corp. (a)	223,950	7,697
Synopsys, Inc. (a)	960,000	48,422
VERITAS Software Corp. (a)	1,050,422	23,813
		1,966,607
TOTAL INFORMATION TECHNOLOGY		5,411,277
MATERIALS - 2.2%
Chemicals - 0.5%
Minerals Technologies, Inc. (c)	1,365,000	71,731
OM Group, Inc.	175,000	11,480
		83,211
Metals & Mining - 1.7%
AK Steel Holding Corp.	199,200	2,783
Alcoa, Inc.	285,000	9,969
Barrick Gold Corp.	3,906,800	85,210
Massey Energy Corp.	840,368	11,009
Newmont Mining Corp.	1,435,000	44,786
Nucor Corp.	2,585,000	172,342
		326,099
TOTAL MATERIALS		409,310
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (d)	104,132	26
Wireless Telecommunication Services - 1.5%
AT&T Wireless Services, Inc. (a)	9,080,000	73,639
Nextel Communications, Inc. Class A (a)	4,350,000	21,141
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp. - PCS Group Series 1 (a)	18,477,500	$ 192,905
Vodafone Group PLC sponsored ADR	227,660	3,399
		291,084
TOTAL TELECOMMUNICATION SERVICES		291,110
TOTAL COMMON STOCKS (Cost $19,988,137)		18,856,859
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	5,063
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		5,063
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	2,321,982	12,771
TOTAL PREFERRED STOCKS (Cost $45,000)		17,834
Money Market Funds - 1.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b)	31,811,554	$ 31,812
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	318,240,980	318,241
TOTAL MONEY MARKET FUNDS (Cost $350,053)		350,053
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $20,383,190)		19,224,746
NET OTHER ASSETS - (1.3)%		(256,015)
NET ASSETS - 100%		$ 18,968,731
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneprot, Inc.	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
TeraBeam Networks	4/7/00	$ 390
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,802,781,000 and $6,445,747,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $406,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,967,000 or 0.2% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $20,583,254,000. Net unrealized depreciation aggregated $1,358,508,000, of which $3,321,161,000 related to appreciated investment securities and $4,679,669,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $3,874,888,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $173,785,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $302,391) (cost $20,383,190) - See accompanying schedule		$ 19,224,746
Receivable for investments sold		152,660
Receivable for fund shares sold		69,751
Dividends receivable		8,681
Interest receivable		57
Other receivables		206
Total assets		19,456,101
Liabilities
Payable for investments purchased	$ 129,620
Payable for fund shares redeemed	23,771
Accrued management fee	13,590
Other payables and accrued expenses	2,148
Collateral on securities loaned, at value	318,241
Total liabilities		487,370
Net Assets		$ 18,968,731
Net Assets consist of:
Paid in capital		$ 25,477,479
Accumulated net investment (loss)		(45,536)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,304,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,158,442)
Net Assets, for 429,875 shares outstanding		$ 18,968,731
Net Asset Value, offering price and redemption price per share ($18,968,731 ÷ 429,875 shares)		$ 44.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends (including $6,596 received from affiliated issuers)		$ 62,595
Interest		985
Security lending		537
Total income		64,117
Expenses
Management fee Basic fee	$ 61,829
Performance adjustment	24,406
Transfer agent fees	24,629
Accounting and security lending fees	699
Non-interested trustees' compensation	79
Custodian fees and expenses	289
Registration fees	71
Audit	54
Legal	98
Miscellaneous	379
Total expenses before reductions	112,533
Expense reductions	(2,880)	109,653
Net investment income (loss)		(45,536)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(35,660) on sales of investments in affiliated issuers)	(928,620)
Foreign currency transactions	33
Total net realized gain (loss)		(928,587)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,807,759)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(2,807,762)
Net gain (loss)		(3,736,349)
Net increase (decrease) in net assets resulting from operations		$ (3,781,885)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (45,536)	$ (69,999)
Net realized gain (loss)	(928,587)	(4,107,071)
Change in net unrealized appreciation (depreciation)	(2,807,762)	(2,488,509)
Net increase (decrease) in net assets resulting from operations	(3,781,885)	(6,665,579)
Distributions to shareholders from net realized gain	-	(2,620,204)
Share transactions Net proceeds from sales of shares	3,647,100	8,164,039
Reinvestment of distributions	-	2,582,507
Cost of shares redeemed	(3,340,970)	(8,095,426)
Net increase (decrease) in net assets resulting from share transactions	306,130	2,651,120
Total increase (decrease) in net assets	(3,475,755)	(6,634,663)
Net Assets
Beginning of period	22,444,486	29,079,149
End of period (including accumulated net investment loss of $45,536 and $0, respectively)	$ 18,968,731	$ 22,444,486
Other Information Shares
Sold	72,970	139,999
Issued in reinvestment of distributions	-	36,727
Redeemed	(67,749)	(141,031)
Net increase (decrease)	5,221	35,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 52.85	$ 74.76	$ 74.58	$ 50.22	$ 47.84	$ 43.54
Income from Invest- ment Operations
Net investment income (loss) D	(.11)	(.17)	(.28)	(.06)	.11	.24
Net realized and unrealized gain (loss)	(8.61)	(15.03)	7.26	28.25	7.20	5.80
Total from investment operations	(8.72)	(15.20)	6.98	28.19	7.31	6.04
Distributions from net investment income	-	-	-	(.09)	(.22)	(.28)
Distributions from net realized gain	-	(6.71)	(6.80)	(3.74)	(4.71)	(1.46)
Total distributions	-	(6.71)	(6.80)	(3.83)	(4.93)	(1.74)
Net asset value, end of period	$ 44.13	$ 52.85	$ 74.76	$ 74.58	$ 50.22	$ 47.84
Total Return B, C	(16.50)%	(22.55)%	9.22%	60.17%	17.55%	14.63%
Ratios to Average Net Assets E
Expenses before expense reductions	1.06% A	.98%	.87%	.74%	.65%	.71%
Expenses net of voluntary waivers, if any	1.06% A	.98%	.87%	.74%	.65%	.71%
Expenses net of all reductions	1.03% A	.95%	.85%	.72%	.63%	.68%
Net investment income (loss)	(.43)% A	(.29)%	(.31)%	(.11)%	.24%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 18,969	$ 22,444	$ 29,079	$ 19,222	$ 10,579	$ 10,524
Portfolio turnover rate	61% A	93%	69%	86%	76%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair vale. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..81% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $975 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,639 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $240, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Abgenix, Inc.	$ 36,409	$ -	$ -	$ 75,020
Alaska Air Group, Inc.	20,586	-	-	56,836
Alexion Pharmaceuticals, Inc.	-	-	-	28,485
AnnTaylor Stores Corp.	14,871	28,700	-	-
BEA Systems, Inc.	13,724	-	-	269,646
CV Therapeutics, Inc.	20,208	-	-	33,385
Celgene Corp.	1,723	-	-	135,859
Cerner Corp.	46,689	-	-	192,527
Cerus Corp.	8,907	-	-	41,955
Coach, Inc.	13,866	-	-	230,618
Eclipsys Corp.	14,409	-	-	65,743
EntreMed, Inc.	3,296	4,642	-	8,954
Finisar Corp.	1,318	-	-	36,011
Human Genome Sciences, Inc.	24,703	-	-	134,895
ICOS Corp.	23,350	75,289	-	-
ImClone Systems, Inc.	11,566	12,792	-	42,691
Immunomedics, Inc.	31,652	-	-	55,946
JCPenney Co, Inc.	15,035	88,079	4,909	423,816
Linens ´N Things, Inc.	-	35,259	-	83,952
Minerals Technologies, Inc.	-	1,639	70	71,731
MIPS Technologies, Inc.	-	-	-	26,292
NMS Communications Corp.	-	-	-	11,927
National Semiconductor Corp.	46,607	-	-	343,674
Network Appliance, Inc.	53,463	23,349	-	254,960
NPS Pharmaceuticals, Inc.	40,157	-	-	57,619
OSI Pharmaceuticals, Inc.	4,881	-	-	109,785
O2Micro International Ltd.	32,898	-	-	53,490
PeopleSoft, Inc..	-	46,345	-	-
Power Intergrations, Inc..	7,185	2,695	-	38,617
Proxim, Inc.	-	18,371	-	-
Regeneron Pharmaceuticals, Inc.	43,252	-	-	64,217
Sepracor, Inc.	-	-	-	91,124
Silicon Laboratories, Inc.	58,037	-	-	103,762
Simplex Solutions, Inc.	5,857	5,098	-	15,430
SkyWest, Inc.	20,286	-	164	106,234
Tanox, Inc.	-	1,757	-	29,515
Transkaryotic Therapies, Inc.	64,397	-	-	129,847
Tularik, Inc.	26,320	-	-	36,356
Tupperware Corp.	3,760	-	1,453	76,893
Vertex Pharmaceuticals, Inc.	-	-		147,391
Virage Logic Corp.	10,802	-	-	21,405
TOTALS	$ 720,214	$ 344,015	$ 6,596	$ 3,706,608

Semiannual Report

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Fidelity®

New Millennium

Fund®

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	0.00%	-7.49%	122.47%	485.62%
Fidelity New Millennium (incl. 3.00% sales charge)	-3.00%	-10.27%	115.79%	468.05%
S&P 500 ®	-5.68%	-13.85%	34.65%	191.03%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-7.49%	17.34%	20.62%
Fidelity New Millennium (incl. 3.00% sales charge)	-10.27%	16.63%	20.23%
S&P 500	-13.85%	6.13%	12.00%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $56,805 - a 468.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,103 - a 191.03% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap growth funds average were -10.65%, -23.06%, and 27.21%, respectively; and the one year and five year average annual total returns were -23.06% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium Fund

Q. How did the fund perform, Neal?

A. For the six-month period ending May 31, 2002, the fund's return was unchanged at 0.00%. In comparison, the Standard & Poor's 500 Index was down 5.68% during the same period, while the capital appreciation funds average as tracked by Lipper Inc. fell 4.42%. For the 12 months ending May 31, 2002, the fund was down 7.49%, while the S&P 500 index and peer group average fell 13.85% and 14.13%, respectively.

Q. What factors contributed to the fund's strong performance relative to the S&P 500 index during the past six months?

A. When I reflect on our relative performance, it's really a "big picture" kind of reference. I'm just trying to gauge whether we're in the ballpark or out of the ballpark. In other words, are we on the field while the game is being played, or is the game going on without us? During the past six months, I think some of my decisions helped us perform relatively well, keeping us ahead in the game, so to speak. Among them, emphasizing the right health care stocks, namely medical devices, managed care providers and hospitals, was helpful. Maintaining my conviction in companies such as do-it-yourself auto parts retailer AutoZone and recreational vehicle manufacturer Thor Industries - examples of businesses that benefited from Americans' willingness to spend more time closer to home - also enhanced our relative return. Additionally, owning a healthy percentage of energy services stocks, including ENSCO and GlobalSantaFe, worked out well, as these holdings benefited when expected commodity surpluses failed to materialize and oil prices rose.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What influenced your stock selection in the health care sector?

A. I visited Washington, D.C., to investigate the industry from a regulatory perspective, and it was an eye opener. I discovered that the Food and Drug Administration (FDA) was redirecting a large portion of its manpower resources from reviewing drug applications to security, in the form of site inspections to monitor drug-manufacturing compliance. The FDA's new effort is based on the contention that some pharmaceutical manufacturing operations could be vulnerable to contamination. As a result, I avoided pharmaceuticals, anticipating plant closings, manufacturing disruptions and more frustration getting approval for new compounds. At the same time, I concluded that the need for greater productivity in health care is increasing, particularly with booming demand for managed care, hospital beds and medical delivery systems. I became particularly intrigued by the product innovation of medical device manufacturers, whose mission is to enhance the delivery, efficacy and safety of drugs and other products currently on the market. Fortunately, this research paid off, as pharmaceutical stocks underperformed, and our holdings in stocks such as hospital company Tenet Healthcare and medical equipment maker Varian Medical Systems did quite well.

Q. Why did the fund's technology weighting come down so significantly?

A. Many companies remained reluctant to spend money on innovative technology, so I reduced our exposure to certain underperforming stocks I didn't think would rebound in the near future, particularly in the semiconductor and semiconductor capital equipment areas, where Advanced Micro Devices and Cabot Microelectronics were significant detractors. I became more selective, keeping only those companies I'd classify as defensive technology, meaning that customers who adopt the technologies these companies produce will likely see a definitive payback - or cost savings - for their spending outlay within a year or so. Storage area networking companies, such as QLogic and Emulex, and software design makers, such as Cadence Design Systems and Mentor Graphics, would fit this definition despite their disappointing performance this period.

Q. What's your outlook?

A. It's a challenging investment environment. This is partly due to weakening fundamentals, but also due to the threat of terrorism. Terrorism threatens lives, but it also threatens the respect for private property, which is one of the basic tenets associated with capitalism. The uncertainty it creates within a capitalist society, combined with a major breakdown of adherence to proper accounting standards, creates a challenging backdrop for economic recovery and sustained stock appreciation. Nevertheless, I remain positive. Interest rates are at 40-year lows and selected companies will deliver strong earnings. One area where earnings growth could improve is among companies possessing trustworthy brands that the American consumer knows and is more willing to patronize given the unstable economic environment.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of companies that are likely to benefit from social and economic trends

Fund number: 300

Trading symbol: FMILX

Start date: December 28, 1992

Size: as of May 31, 2002, more than $2.9 billion

Manager: Neal Miller, since inception; joined Fidelity in 1988

3

Neal Miller discusses the fund's stay-closer-to-home theme:

"An ongoing theme in the fund that has worked out nicely has been owning companies that could benefit from the recent social pattern of Americans staying and vacationing closer to home. This domestic cocooning trend has been well-documented since the terrorist attacks on September 11, and it touches several industries represented in the fund. For example, we own Las Vegas casino operator Harrah's Entertainment as well as International Speedway (NASCAR) because we felt people may be more inclined to drive to nearby entertainment destinations. Office supplier Staples benefited from greater home-office utilization. Elsewhere, our exposure to some strong-performing restaurant stocks, including P.F. Chang's China Bistro, Cheesecake Factory and Lone Star Steakhouse, speaks to Americans' increased desire for local casual dining. We own container makers Owens-Illinois and Ball due to a new consumer purchasing trend toward fancy-packaged alcoholic beverages. Finally, our positions in recreational vehicle (RV) makers Winnebago and Thor Industries are based on research that shows roughly 300,000 people in the U.S. reach age 50 every month - the target audience for RV sales. As long as Americans are inclined to stay closer to home, I remain enthusiastic about this positioning."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	6.3	7.0
Emulex Corp.	3.8	4.3
The Stanley Works	3.2	3.4
ENSCO International, Inc.	2.6	1.6
Medtronic, Inc.	2.3	2.3
Smith International, Inc.	2.3	1.4
Johnson & Johnson	2.1	1.6
AutoZone, Inc.	2.1	0.8
Boston Scientific Corp.	2.0	1.1
Tenet Healthcare Corp.	1.9	1.5
	28.6
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.5	16.2
Information Technology	24.0	41.7
Health Care	16.9	15.9
Industrials	8.8	6.9
Energy	7.8	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 95.6%		Stocks 96.7%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	2.9%	** Foreign investments	4.9%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.5%
Automobiles - 2.6%
Coachmen Industries, Inc.	145,500	$ 2,503
Monaco Coach Corp. (a)	371,450	9,435
Thor Industries, Inc.	589,500	40,970
Winnebago Industries, Inc.	547,400	24,305
		77,213
Distributors - 0.0%
Advanced Marketing Services, Inc.	52,300	915
Hotels, Restaurants & Leisure - 7.4%
AFC Enterprises, Inc. (a)	59,100	1,773
Argosy Gaming Co. (a)	31,000	1,066
Aztar Corp. (a)	287,900	5,954
Boyd Gaming Corp. (a)	48,600	710
Brinker International, Inc. (a)	178,500	5,989
Buca, Inc. (a)	103,900	1,850
California Pizza Kitchen, Inc. (a)	344,300	7,912
Cheesecake Factory, Inc. (a)	1,398,125	53,366
CKE Restaurants, Inc. (a)	462,300	4,623
Harrah's Entertainment, Inc. (a)	424,900	20,246
International Game Technology (a)	616,100	38,506
International Speedway Corp.:
Class A	407,038	16,619
Class B	201,000	8,241
Isle of Capri Casinos, Inc. (a)	100,200	2,001
Krispy Kreme Doughnuts, Inc. (a)	131,300	4,976
Lone Star Steakhouse & Saloon, Inc.	37,100	788
Mandalay Resort Group (a)	419,700	13,682
MGM Mirage, Inc. (a)	207,900	7,836
O'Charleys, Inc. (a)	26,000	597
Outback Steakhouse, Inc. (a)	107,300	4,252
P.F. Chang's China Bistro, Inc. (a)	222,100	7,289
Panera Bread Co. Class A (a)	73,400	4,572
Quality Dining, Inc. (a)	158,800	588
Sonic Corp. (a)	76,050	2,165
Speedway Motorsports, Inc. (a)	26,600	726
Station Casinos, Inc. (a)	17,100	285
		216,612
Household Durables - 5.3%
Blyth, Inc.	30,200	842
Champion Enterprises, Inc. (a)	1,200,700	9,630
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Clayton Homes, Inc.	714,400	$ 12,602
Ethan Allen Interiors, Inc.	144,800	5,510
Fleetwood Enterprises, Inc.	775,300	8,055
Furniture Brands International, Inc. (a)	305,700	11,565
La-Z-Boy, Inc.	46,900	1,313
Leggett & Platt, Inc.	39,800	1,048
Maytag Corp.	117,500	5,263
Mohawk Industries, Inc. (a)	41,000	2,686
Newell Rubbermaid, Inc.	87,500	2,988
Oneida Ltd.	10,000	181
Skyline Corp.	5,600	194
The Stanley Works	2,167,300	92,284
Toro Co.	22,000	1,267
Yankee Candle Co., Inc. (a)	42,900	944
		156,372
Internet & Catalog Retail - 0.0%
Ticketmaster Class B (a)	25,200	539
USA Interactive (a)	22,290	635
USA Interactive warrants 2/4/09 (a)	3,679	36
		1,210
Leisure Equipment & Products - 1.2%
Arctic Cat, Inc.	24,500	489
Brunswick Corp.	190,900	5,078
Eastman Kodak Co.	505,700	16,825
Johnson Outdoors, Inc. Class A (a)	1,900	36
Mattel, Inc.	441,500	9,377
Oakley, Inc. (a)	17,700	325
Polaris Industries, Inc.	21,900	1,523
		33,653
Media - 0.8%
Clear Channel Communications, Inc. (a)	20,100	1,070
E.W. Scripps Co. Class A	62,600	4,801
General Motors Corp. Class H (a)	102,200	1,490
John Wiley & Sons, Inc. Class A	47,000	1,211
Liberty Media Corp. Class A (a)	495,500	5,971
Media General, Inc. Class A	4,100	267
Meredith Corp.	122,100	4,938
Viacom, Inc. Class B (non-vtg.) (a)	45,100	2,208
		21,956
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.4%
Costco Wholesale Corp. (a)	669,400	$ 26,287
Dollar Tree Stores, Inc. (a)	110,700	4,458
Family Dollar Stores, Inc.	42,400	1,526
Federated Department Stores, Inc. (a)	63,400	2,625
Kohls Corp. (a)	140,600	10,545
Nordstrom, Inc.	609,300	15,001
Saks, Inc. (a)	773,470	10,798
		71,240
Specialty Retail - 4.5%
AutoZone, Inc. (a)	742,800	60,798
Best Buy Co., Inc. (a)	648,200	29,947
Cato Corp. Class A	10,500	284
Circuit City Stores, Inc. - CarMax Group (a)	51,000	1,350
Claire's Stores, Inc.	56,000	1,128
Electronics Boutique PLC	425,400	830
Finish Line, Inc. Class A (a)	18,800	292
Lowe's Companies, Inc.	332,400	15,676
Pacific Sunwear of California, Inc. (a)	45,800	889
PETsMART, Inc. (a)	73,900	1,215
Sonic Automotive, Inc. Class A (a)	23,100	765
Staples, Inc. (a)	528,800	11,147
Limited Brands, Inc.	141,800	2,976
The Pep Boys - Manny, Moe & Jack	35,600	584
The Sports Authority, Inc. (a)	237,600	3,058
Tiffany & Co., Inc.	13,900	521
Urban Outfitters, Inc. (a)	11,200	331
		131,791
Textiles, Apparel & Lux. Goods - 2.3%
Columbia Sportswear Co. (a)	158,350	5,577
Culp, Inc. (a)	20,500	261
K-Swiss, Inc. Class A	87,000	4,009
Kenneth Cole Productions, Inc. Class A (a)	49,000	1,295
Liz Claiborne, Inc.	65,000	1,991
NIKE, Inc. Class B	579,800	31,164
Oshkosh B'Gosh, Inc. Class A	48,600	1,847
Quiksilver, Inc. (a)	148,000	3,411
Reebok International Ltd. (a)	126,100	3,301
Stride Rite Corp.	1,163,100	9,188
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Lux. Goods - continued
Tommy Hilfiger Corp. (a)	239,400	$ 3,644
Unifi, Inc. (a)	30,500	303
		65,991
TOTAL CONSUMER DISCRETIONARY		776,953
CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	93,200	7,336
Constellation Brands, Inc. Class A (a)	235,800	6,949
The Coca-Cola Co.	489,100	27,174
		41,459
Food & Drug Retailing - 0.1%
Great Atlantic & Pacific Tea, Inc. (a)	133,000	3,068
Food Products - 0.3%
American Italian Pasta Co. Class A (a)	5,500	270
Dean Foods Co. (a)	40,000	1,460
Delta & Pine Land Co.	40,500	784
Fresh Del Monte Produce Inc.	63,400	1,539
McCormick & Co., Inc. (non-vtg.)	102,100	2,681
Monterey Pasta Co. (a)	39,300	387
Sanderson Farms, Inc.	18,200	473
Tootsie Roll Industries, Inc.	8,400	396
Wimm-Bill-Dann Foods OJSC ADR	25,000	583
		8,573
Household Products - 1.5%
Procter & Gamble Co.	470,200	42,106
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	60,000	4,242
Schweitzer-Mauduit International, Inc.	78,800	2,239
Souza Cruz Industria Comerico	50,000	290
UST, Inc.	153,500	5,884
		12,655
TOTAL CONSUMER STAPLES		107,861
ENERGY - 7.8%
Energy Equipment & Services - 7.3%
Cal Dive International, Inc. (a)	489,100	11,787
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	2,309,600	$ 75,639
GlobalSantaFe Corp.	1,345,129	45,398
Nabors Industries, Inc. (a)	17,000	746
Schlumberger Ltd. (NY Shares)	228,300	11,789
Smith International, Inc. (a)	906,300	66,504
Varco International, Inc. (a)	185,900	3,761
		215,624
Oil & Gas - 0.5%
Newfield Exploration Co. (a)	57,000	2,055
YUKOS Corp. sponsored ADR	73,800	11,402
		13,457
TOTAL ENERGY		229,081
FINANCIALS - 4.7%
Banks - 1.9%
Bank of Hawaii Corp.	865,800	25,065
Greater Bay Bancorp	17,000	559
Investors Financial Services Corp.	250,500	19,354
NetBank, Inc. (a)	220,300	2,926
Pacific Northwest Bancorp	17,400	501
Synovus Financial Corp.	248,900	6,633
		55,038
Diversified Financials - 2.7%
A.F.P. Provida SA sponsored ADR	14,500	345
A.G. Edwards, Inc.	1,152,300	45,735
Charles Schwab Corp.	427,800	5,172
Goldman Sachs Group, Inc.	180,300	13,604
SEI Investments Co.	385,900	12,735
		77,591
Insurance - 0.1%
Cincinnati Financial Corp.	60,800	2,759
MGIC Investment Corp.	17,100	1,245
		4,004
Real Estate - 0.0%
The St. Joe Co.	13,100	419
TOTAL FINANCIALS		137,052
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 16.9%
Biotechnology - 0.3%
Biogen, Inc. (a)	37,000	$ 1,846
Charles River Labs International, Inc. (a)	202,600	7,446
Decode Genetics, Inc. (a)	47,900	226
Ortec International, Inc. (a)	89,700	229
		9,747
Health Care Equipment & Supplies - 7.8%
Advanced Neuromodulation Systems, Inc. (a)	53,900	1,722
Boston Scientific Corp. (a)	2,112,800	58,841
C.R. Bard, Inc.	335,200	18,470
Edwards Lifesciences Corp. (a)	62,400	1,486
Hillenbrand Industries, Inc.	428,500	26,031
ICU Medical, Inc. (a)	5,250	183
Isolyser, Inc. (a)	29,900	87
Kensey Nash Corp. (a)	24,700	457
Lifecore Biomedical, Inc. (a)	19,100	215
Matritech, Inc. (a)	33,900	100
Medtronic, Inc.	1,460,318	67,394
Mentor Corp.	39,400	1,507
St. Jude Medical, Inc. (a)	79,200	6,684
Therasense, Inc.	410,600	7,391
Varian Medical Systems, Inc. (a)	719,500	33,745
VISX, Inc. (a)	47,100	643
Vital Signs, Inc.	12,800	509
Zimmer Holdings, Inc. (a)	80,100	2,802
		228,267
Health Care Providers & Services - 6.1%
AdvancePCS Class A (a)	33,400	795
Aetna, Inc.	163,300	7,814
Coventry Health Care, Inc. (a)	61,200	1,900
Dianon Systems, Inc. (a)	71,345	4,602
Health Net, Inc. (a)	17,100	495
Humana, Inc. (a)	408,000	6,210
IMS Health, Inc.	285,400	6,008
Lifeline Systems, Inc. (a)	1,900	50
Lincare Holdings, Inc. (a)	10,300	306
McKesson Corp.	1,198,400	44,940
Omnicare, Inc.	17,200	483
PacifiCare Health Systems, Inc. (a)	26,700	741
Patterson Dental Co. (a)	101,500	5,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group (a)	13,700	$ 521
Tenet Healthcare Corp. (a)	756,700	56,374
Trigon Healthcare, Inc. (a)	155,300	16,081
U.S. Oncology, Inc. (a)	61,300	530
United Surgical Partners International, Inc.	22,300	693
UnitedHealth Group, Inc.	275,500	25,015
		178,675
Pharmaceuticals - 2.7%
Johnson & Johnson	1,007,400	61,804
Mylan Laboratories, Inc.	568,700	17,596
		79,400
TOTAL HEALTH CARE		496,089
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
General Dynamics Corp.	62,600	6,298
L-3 Communications Holdings, Inc. (a)	28,600	1,805
Lockheed Martin Corp.	37,500	2,327
Precision Castparts Corp.	10,100	355
United Defense Industries, Inc.	61,100	1,421
		12,206
Air Freight & Logistics - 0.4%
Airborne, Inc.	166,400	3,756
C.H. Robinson Worldwide, Inc.	40,200	1,362
CNF, Inc.	17,000	612
Ryder System, Inc.	187,400	5,603
		11,333
Airlines - 0.3%
Frontier Airlines, Inc. (a)	93,990	1,598
Mesa Air Group, Inc. (a)	26,900	269
Ryanair Holdings PLC sponsored ADR (a)	5,500	168
Southwest Airlines Co.	357,400	6,087
		8,122
Building Products - 0.4%
Masco Corp.	398,300	10,619
Commercial Services & Supplies - 4.2%
Allied Waste Industries, Inc. (a)	508,600	5,696
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Avery Dennison Corp.	325,900	$ 21,304
Cendant Corp. (a)	1,022,400	18,689
Central Parking Corp.	29,900	736
Certegy, Inc. (a)	220,100	9,464
ChoicePoint, Inc. (a)	63,600	3,791
DeVry, Inc. (a)	971,000	26,198
Healthcare Services Group (a)	3,400	47
Ionics, Inc. (a)	121,700	2,955
John H. Harland Co.	361,500	11,796
Labor Ready, Inc. (a)	81,400	723
Landauer, Inc.	13,900	541
Moore Corp. Ltd. (a)	271,500	3,887
NDCHealth Corp.	81,900	2,643
Sabre Holdings Corp. Class A (a)	17,100	674
Standard Register Co.	30,000	990
Steelcase, Inc. Class A	112,900	1,795
Valassis Communications, Inc. (a)	5,300	217
Wallace Computer Services, Inc.	308,500	6,614
Waste Management, Inc.	143,100	3,928
		122,688
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV ADR	11,100	327
EMCOR Group, Inc. (a)	10,300	582
Fluor Corp.	43,800	1,647
		2,556
Electrical Equipment - 0.2%
Cooper Industries Ltd.	68,800	2,984
Paxar Corp. (a)	223,700	3,821
Proton Energy Systems, Inc. (a)	15,400	70
		6,875
Machinery - 1.0%
AGCO Corp. (a)	124,300	2,579
CLARCOR, Inc.	22,900	704
Danaher Corp.	155,200	10,805
Donaldson Co., Inc.	81,400	3,217
Gehl Co. (a)	20,800	305
JLG Industries, Inc.	94,400	1,303
Lindsay Manufacturing Co.	35,200	818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	8,900	$ 351
Osmonics, Inc. (a)	152,300	2,437
PACCAR, Inc.	24,900	1,102
Regal-Beloit Corp.	39,600	998
SPS Technologies, Inc. (a)	51,100	1,871
Timken Co.	76,400	1,711
Trinity Industries, Inc.	145,500	2,728
Valmont Industries, Inc.	9,400	177
		31,106
Marine - 0.5%
Alexander & Baldwin, Inc.	513,500	14,126
Road & Rail - 0.2%
Heartland Express, Inc.	67,820	1,390
Kansas City Southern (a)	58,300	966
Landstar System, Inc. (a)	24,500	2,600
Swift Transportation Co., Inc. (a)	74,290	1,557
		6,513
Trading Companies & Distributors - 1.1%
Fastenal Co.	114,600	4,528
Genuine Parts Co.	770,000	28,144
		32,672
TOTAL INDUSTRIALS		258,816
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 7.3%
Andrew Corp. (a)	3,122,100	53,794
Brocade Communications System, Inc. (a)	833,600	16,380
Cisco Systems, Inc. (a)	763,500	12,048
Emulex Corp. (a)	3,705,700	111,579
Inrange Technologies Corp. Class B (a)	208,600	1,170
McDATA Corp. Class B (a)	42,500	381
Plantronics, Inc. (a)	804,000	18,227
		213,579
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	233,200	5,434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell Computer Corp. (a)	1,435,900	$ 38,554
EMC Corp. (a)	8,400	61
		44,049
Electronic Equipment & Instruments - 1.5%
Avnet, Inc.	120,870	2,796
AVX Corp.	114,400	2,454
Diebold, Inc.	85,600	3,384
Ingram Micro, Inc. Class A (a)	796,800	11,474
Roper Industries, Inc.	10,300	402
Trimble Navigation Ltd. (a)	83,700	1,504
Vishay Intertechnology, Inc. (a)	860,200	21,127
		43,141
Internet Software & Services - 0.7%
Expedia, Inc. Class A (a)	17,200	1,230
Hotels.com Class A (a)	58,100	2,782
j2 Global Communications, Inc. (a)	3,300	46
Paypal, Inc.	20,400	586
RealNetworks, Inc. (a)	1,346,100	11,442
Websense, Inc. (a)	35,000	1,036
Yahoo!, Inc. (a)	294,100	4,711
		21,833
Office Electronics - 0.1%
IKON Office Solutions, Inc.	158,100	1,478
Semiconductor Equipment & Products - 10.5%
Advanced Micro Devices, Inc. (a)	118,400	1,353
Analog Devices, Inc. (a)	429,900	15,743
Applied Materials, Inc. (a)	413,300	9,167
ASML Holding NV (NY Shares) (a)	484,800	8,988
Cabot Microelectronics Corp. (a)	669,800	32,673
Cypress Semiconductor Corp. (a)	577,600	11,512
Intel Corp.	232,500	6,422
KLA-Tencor Corp. (a)	70,000	3,649
Linear Technology Corp.	127,300	4,742
Maxim Integrated Products, Inc. (a)	103,800	4,775
Micron Technology, Inc. (a)	816,500	19,253
QLogic Corp. (a)	4,029,798	184,233
Varian Semiconductor Equipment Associates, Inc. (a)	168,100	6,689
		309,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Cadence Design Systems, Inc. (a)	1,961,200	$ 37,773
Electronic Arts, Inc. (a)	86,300	5,523
Jack Henry & Associates, Inc.	180,600	3,565
Mentor Graphics Corp. (a)	729,800	11,859
Microsoft Corp. (a)	214,396	10,915
NDS Group PLC sponsored ADR (a)	6,200	73
Synopsys, Inc. (a)	18,820	949
		70,657
TOTAL INFORMATION TECHNOLOGY		703,936
MATERIALS - 2.0%
Chemicals - 0.5%
Engelhard Corp.	229,600	7,145
International Flavors & Fragrances, Inc.	244,700	8,334
		15,479
Construction Materials - 0.3%
Florida Rock Industries, Inc.	183,000	7,064
Containers & Packaging - 1.1%
Ball Corp.	292,739	12,172
Crown Cork & Seal, Inc. (a)	1,162,000	9,645
Owens-Illinois, Inc. (a)	199,800	3,497
Packaging Corp. of America (a)	79,900	1,609
Pactiv Corp. (a)	150,700	3,492
Sealed Air Corp.	46,800	2,094
		32,509
Metals & Mining - 0.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	61,700	1,450
Newmont Mining Corp. Holding Co.	17,200	537
POSCO sponsored ADR	51,800	1,463
		3,450
TOTAL MATERIALS		58,502
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Citizens Communications Co.	17,000	160
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp. - FON Group	68,200	$ 1,122
Verizon Communications, Inc.	621,900	26,742
		28,024
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	67,900	551
Nextel Communications, Inc. Class A (a)	237,800	1,156
		1,707
TOTAL TELECOMMUNICATION SERVICES		29,731
UTILITIES - 0.2%
Electric Utilities - 0.2%
Edison International (a)	359,700	6,712
TOTAL COMMON STOCKS (Cost $2,495,006)		2,804,733
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995	3,308	190
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	18,500	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $528)		209
Convertible Bonds - 0.0%
Ratings (unaudited)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Emulex Corp. 1.75% 2/1/07 (c) (Cost $2,270)	-	$ 2,270	2,012
Money Market Funds - 6.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b)	132,063,226	$ 132,063
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	60,715,213	60,715
TOTAL MONEY MARKET FUNDS (Cost $192,778)		192,778
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,690,582)		2,999,732
NET OTHER ASSETS - (2.2)%		(65,984)
NET ASSETS - 100%		$ 2,933,748
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,012,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,589,292,000 and $1,520,096,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $149,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000 or 0% of net assets.

The fund participated in the security lending program during the period. At period end the fund also received as collateral U.S. Treasury obligations valued at $1,132,000.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $2,694,563,000. Net unrealized appreciation aggregated $305,169,000, of which $498,629,000 related to appreciated investment securities and $193,460,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $164,723,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $29,137,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,786) (cost $2,690,582) - See accompanying schedule		$ 2,999,732
Receivable for investments sold		29,942
Receivable for fund shares sold		1,500
Dividends receivable		2,221
Interest receivable		191
Other receivables		613
Total assets		3,034,199
Liabilities
Payable for investments purchased	$ 35,045
Payable for fund shares redeemed	2,116
Accrued management fee	2,090
Other payables and accrued expenses	485
Collateral on securities loaned, at value	60,715
Total liabilities		100,451
Net Assets		$ 2,933,748
Net Assets consist of:
Paid in capital		$ 2,982,302
Accumulated net investment (loss)		(6,956)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(350,751)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,153
Net Assets, for 109,995 shares outstanding		$ 2,933,748
Net Asset Value and redemption price per share ($2,933,748 ÷ 109,995 shares)		$ 26.67
Maximum offering price per share (100/97.00 of $26.67)		$ 27.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 6,393
Interest		1,172
Security lending		96
Total income		7,661
Expenses
Management fee Basic fee	$ 9,388
Performance adjustment	3,166
Transfer agent fees	2,367
Accounting and security lending fees	291
Non-interested trustees' compensation	6
Custodian fees and expenses	36
Audit	21
Legal	10
Total expenses before reductions	15,285
Expense reductions	(668)	14,617
Net investment income (loss)		(6,956)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(150,435)
Foreign currency transactions	(16)
Total net realized gain (loss)		(150,451)
Change in net unrealized appreciation(depreciation) on: Investment securities	152,066
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		152,069
Net gain (loss)		1,618
Net increase (decrease) in net assets resulting from operations		$ (5,338)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,956)	$ (9,060)
Net realized gain (loss)	(150,451)	(186,826)
Change in net unrealized appreciation (depreciation)	152,069	(316,413)
Net increase(decrease) in net assets resulting from operations	(5,338)	(512,299)
Distributions to shareholders from net realized gain	-	(807,169)
Share transactions Net proceeds from sales of shares	420,898	710,883
Reinvestment of distributions	-	764,924
Cost of shares redeemed	(310,638)	(695,898)
Net increase (decrease) in net assets resulting from share transactions	110,260	779,909
Total increase (decrease) in net assets	104,922	(539,559)
Net Assets
Beginning of period	2,828,826	3,368,385
End of period (including accumulated net investment loss of $6,956 and $0, respectively)	$ 2,933,748	$ 2,828,826
Other Information Shares
Sold	15,317	25,180
Issued in reinvestment of distributions	-	22,813
Redeemed	(11,402)	(25,070)
Net increase (decrease)	3,915	22,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 40.51	$ 42.51	$ 25.27	$ 24.48	$ 20.79
Income from Invest- ment Operations
Net investment income (loss) E	(.06)	(.09)	(.17)	(.12)	(.03)	(.03)
Net realized and unrealized gain (loss)	.06	(4.14)	5.50	19.30	3.74	4.27
Total from investment operations	-	(4.23)	5.33	19.18	3.71	4.24
Distributions from net realized gain	-	(9.61)	(7.33)	(1.94)	(2.92)	(.55)
Net asset value, end of period	$ 26.67	$ 26.67	$ 40.51	$ 42.51	$ 25.27	$ 24.48
Total Return B,C,D	.00%	(15.02)%	12.44%	81.31%	17.55%	21.01%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02% A	1.01%	.90%	.95%	.86%	.99%
Expenses net of voluntary waivers, if any	1.02% A	1.01%	.90%	.95%	.86%	.99%
Expenses net of all reductions	.98% A	.98%	.89%	.93%	.83%	.94%
Net investment income (loss)	(.47)% A	(.30)%	(.36)%	(.36)%	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,934	$ 2,829	$ 3,368	$ 2,896	$ 1,531	$ 1,530
Portfolio turnover rate	108% A	85%	97%	116%	121%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into

Semiannual Report

2. Operating Policies - continued

Joint Trading Account - continued

one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..84% of the fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $266 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,157 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Semiannual Report

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $662 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $6.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-SANN-0702 157502
1.704547.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com